LOANS, NET, Composition of Gross Credit Balance (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
LOANS, NET [Abstract]
Direct loans, Note7(a)		S/ 147,190,269	S/ 146,416,819
Indirect loans, Note 21(a)	[1]	20,928,055	22,914,343
Banker's acceptances Note 3(r)		699,678	532,404
Total		S/ 168,818,002	S/ 169,863,566

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.